February 24, 2010

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, D.C. 20549

Re:	Dreyfus Fund Incorporated
Registration Statement File Nos. 2-9455; 811-0523
CIK: 000030146

Dear Sir or Madam:

     Transmitted for filing is one (1) copy of an EDGARized version of Post-Effective Amendment No. 157 to the above-referenced Registrant’s Registration Statement on Form N-1A. The fund’s Prospectus, Statement of Additional Information and Part C have been marked to show changes from Post-Effective Amendment No. 156, which was filed with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 485(b) on April 29, 2009.

     The purpose of this Amendment is to reflect the addition of the Summary section to the Fund’s Prospectus. This filing is made pursuant to Rule 485(a)(i) under the Securities Act of 1933, as amended, to become effective on May 1, 2010. The Registrant will file, prior to the effective date of the Amendment, a further amendment to its Registration Statement to update certain financial information on behalf of each series of the Registrant.

     Please call me with any comments or questions you may have at (212) 922-6858.

Very truly yours,

/s/ Monica Giron
Monica Giron
Paralegal

MG/
Enclosures